Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2012
Summary of Preferred Stock Classes

Series C, Series E, Series F and Series G were redeemable convertible preferred stock and are discussed in note 6. The remaining preferred stock classes were designated prior to the Company’s initial public offering as summarized below.

	December 31,						June 30,
	2009		2010		2011		2012
	Shares	Amounts	Shares	Amounts	Shares	Amounts	Shares	Amounts
	(in thousands, except share amounts)
							(unaudited)
Series A	2,554,747	$766	2,554,747	$767	2,554,747	$767	—	$—
Series B	729,980	309	729,980	309	729,980	309	—	—
Series D	12,895,721	119,652	13,269,846	123,845	15,269,846	163,818	—	—

Total Preferred Stock	16,180,448	$120,727	16,554,573	$124,921	18,554,573	$164,894	—	$—